Goodwill and Intangible Assets - Schedule of Intangible Assets Subject to Amortization (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 1,034,644	$ 1,013,594
Accumulated Amortization	(215,150)	(174,934)
Net Carrying Amount	819,494	838,660
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,017,469	996,419
Accumulated Amortization	(213,136)	(173,032)
Net Carrying Amount	804,333	823,387
Assembled workforce
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	475	475
Accumulated Amortization	(391)	(279)
Net Carrying Amount	84	196
Trade name
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	16,700	16,700
Accumulated Amortization	(1,623)	(1,623)
Net Carrying Amount	$ 15,077	$ 15,077